UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	200 Clarendon Street
27th Floor Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2011

Single Country Funds
Brazil Equity
China Equity

Goldman Sachs Single Country Funds

■	BRAZIL EQUITY

■	CHINA EQUITY

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Investment Process	2

Schedules of Investments	9

Financial Statements	11

Financial Highlights	14

Notes to the Financial Statements	18

Other Information	26

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Goldman Sachs Brazil Equity Fund invests primarily in a portfolio of equity investments that are tied economically to Brazil or in issuers that participate in the markets of Brazil. The Fund is subject to market risk, which means that the value of the securities instruments in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Foreign and emerging markets securities, including Brazilian securities, may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. Because the Fund concentrates its investments in Brazil, the Fund is subject to greater risk of loss as a result of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in Brazil.

The Fund may concentrate its investments in specific industries. When the Fund’s investments are so concentrated, the Fund will be subject to greater risk of loss as a result of adverse economic, business or other developments affecting those industries. The Fund may engage in foreign currency transactions.

The Fund may participate in the initial public offering (“IPO”) market. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, and the small number of shares available for trading and limited information about the issuer.

The Fund may also invest in fixed income securities, which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price.

The Fund is “non-diversified” and may invest more of its assets in fewer issuers than “diversified” mutual funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments.

The Goldman Sachs China Equity Fund invests primarily in a portfolio of equity investments that are tied economically to China or in issuers that participate in the markets of China. The Fund is subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Foreign and emerging markets securities, including Chinese securities, may be more volatile than U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. Because the Fund concentrates its investments in China, the Fund is subject to greater risk of loss as a result of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in China.

The Fund may concentrate its investments in specific industries. When the Fund’s investments are so concentrated, the Fund will be subject to greater risk of loss as a result of adverse economic, business or other developments affecting those industries. The Fund may engage in foreign currency transactions.

The Fund may participate in the initial public offering (“IPO”) market. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, and the small number of shares available for trading and limited information about the issuer.

The Fund may also invest in fixed income securities, which are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price.

The Fund is “non-diversified” and may invest more of its assets in fewer issuers than “diversified” mutual funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

What Differentiates Goldman Sachs’ Single Country Funds Investment Process?

Goldman Sachs’ Single Country Funds investment process is based on the belief that strong, consistent results are best achieved through expert stock selection, performed by our dedicated Emerging Markets Team that works together on a global scale. Our deep, diverse and experienced team of research analysts combines local insights with global, industry-specific expertise to identify its best investment ideas.

■	The Emerging Markets Equity research team, based in London, Shanghai, Hong Kong, Seoul, Singapore, Sao Paulo and Mumbai, focuses on companies with strong or improving business fundamentals, trading at attractive valuations

■	Proprietary, bottom-up research is the key driver of our investment process

■	Analysts collaborate regularly to leverage regional and industry-specific research and insights

■	Members of each local investment team are aligned by sector and are responsible for finding ideas with the best risk-adjusted upside in their respective areas of coverage

■	The decision-making process includes active participation in frequent and regular research meetings

■	The Emerging Markets Equity team benefits from the country and currency expertise of our Global Emerging Markets Debt and Currency teams

■	Security selections are aligned with levels of investment conviction and risk-adjusted upside

■	Continual risk monitoring identifies various risks at the stock and portfolio level and assesses whether they are intended and justified

■	Dedicated portfolio construction team assists in ongoing monitoring and adjustment of the Funds’ portfolios

Emerging markets equity portfolios that strive to offer:

■ Access to Brazil and China equity markets
■ Disciplined approach to stock selection
■ Optimal risk/return profiles

PORTFOLIO RESULTS

Brazil Equity Fund

The Goldman Sachs Brazil Equity Fund, which offers Class A, Class C, Institutional and Class IR Shares, launched on April 29th, 2011, one day prior to the Fund’s period end. As such, no performance results are reported herein. The Fund seeks long-term capital appreciation.

FUND BASICS

Brazil Equity Fund
as of April 30, 2011

EXPENSE RATIOS[1]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.90%	2.53%
Class C	2.65	3.28
Institutional	1.50	2.13
Class IR	1.65	2.28

[1]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any arrangement in place. If this occurs, the expense ratios may change.

TOP TEN HOLDINGS AS OF 4/30/11[2]

	% of Total
Holding	Net Assets	Line of Business

Banco do Brasil SA	8.5%	Commercial Banks
Banco Bradesco SA	7.7	Commercial Banks
Petroleo Brasileiro SA ADR	6.9	Oil, Gas & Consumable Fuels
BRF – Brasil Foods SA ADR	5.6	Food Products
OGX Petroleo e Gas Participacoes SA	4.9	Oil, Gas & Consumable Fuels
Itau Unibanco Holding SA ADR	4.8	Commercial Banks
PDG Realty SA Empreendimentos e Participacoes	4.7	Household Durables
Diagnosticos da America SA	4.6	Health Care Providers & Services
Bradespar SA	4.4	Metals & Mining
BR Malls Participacoes SA	4.0	Real Estate Management & Development

[2]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[3]

As of April 30, 2011

[3]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. Underlying industry sector allocations of exchange traded funds held by the Fund are not reflected in the graph above. Consequently, the Fund’s overall industry sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

[4]	The MSCI Brazil 10/40 Index (net, total return, unhedged, USD) offers a representation of the Brazilian market by targeting companies with a market capitalization within the top 99% of their investable equity universe, subject to a global minimum size requirement.

PORTFOLIO RESULTS

China Equity Fund

The Goldman Sachs China Equity Fund, which offers Class A, Class C, Institutional and Class IR Shares, launched on April 29th, 2011, one day prior to the Fund’s period end. As such, no performance results are reported herein. The Fund seeks long-term capital appreciation.

FUND BASICS

China Equity Fund
as of April 30, 2011

EXPENSE RATIOS[1]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.90%	2.31%
Class C	2.65	3.06
Institutional	1.50	1.91
Class IR	1.65	2.06

[1]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any arrangement in place. If this occurs, the expense ratios may change.

TOP TEN HOLDINGS AS OF 4/30/11[2]

	% of Total
Holding	Net Assets	Line of Business

Industrial and Commercial Bank of China Ltd. Class H	7.9%	Commercial Banks
CNOOC Ltd.	7.6	Oil, Gas & Consumable Fuels
PetroChina Co. Ltd. Class H	5.9	Oil, Gas & Consumable Fuels
Bank of China Ltd. Class H	5.9	Commercial Banks
China Pacific Insurance (Group) Co. Ltd. Class H	5.0	Insurance
China Minsheng Banking Corp. Ltd. Class H	4.4	Commercial Banks
Belle International Holdings Ltd.	4.3	Specialty Retail
China Mobile Ltd.	3.9	Wireless Telecommunication Services
China Construction Bank Corp. Class H	3.5	Commercial Banks
China Yurun Food Group Ltd.	3.5	Food Products

[2]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[3]

As of April 30, 2011

[3]	The Fund is actively managed and, as such, its composition may differ over time. The above graph categorizes investments using Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. Consequently, the Fund’s overall industry sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

[4]	The MSCI China Index (net, total return, unhedged, USD) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of China.

GOLDMAN SACHS BRAZIL EQUITY FUND

Schedule of Investments
April 30, 2011 (Unaudited)

Shares	Description	Value

Common Stocks – 60.4%
Auto Components – 2.6%
4,600	Autometal SA	$52,602

Commercial Banks – 10.4%
1,900	Banco Bradesco SA ADR	38,437
9,200	Banco do Brasil SA	169,532

		207,969

Diversified Consumer Services – 3.9%
3,500	Anhanguera Educacional Participacoes SA	77,867

Food Products – 5.6%
5,400	BRF — Brasil Foods SA ADR	111,834

Health Care Providers & Services – 8.1%
5,700	Amil Participacoes SA	70,109
6,800	Diagnosticos da America SA	90,986

		161,095

Household Durables – 4.7%
16,100	PDG Realty SA Empreendimentos e Participacoes	94,562

Metals & Mining – 4.2%
300	Gerdau SA ADR	3,624
900	Vale SA	29,628
1,500	Vale SA ADR	50,160

		83,412

Oil, Gas & Consumable Fuels – 14.3%
9,200	OGX Petroleo e Gas Participacoes SA*	98,772
4,100	Petroleo Brasileiro SA ADR	136,817
3,600	QGEP Participacoes SA*	49,199

		284,788

Real Estate Management & Development – 6.6%
7,600	BR Malls Participacoes SA	80,000
7,700	Direcional Engenharia SA	52,616

		132,616

TOTAL COMMON STOCKS
(Cost $1,209,373)		$1,206,745

Preferred Stocks – 33.2%
Beverages – 4.0%
2,500	Companhia de Bebidas das Americas	$79,615

Chemicals – 2.5%
3,400	Braskem SA Class A	49,491

Commercial Banks – 13.6%
7,700	Banco Bradesco SA	153,736
4,000	Itau Unibanco Holding SA ADR	95,000
3,000	Itausa — Investimentos Itau SA	23,169

		271,905

Containers & Packaging – 3.3%
17,300	Klabin SA	67,300

Metals & Mining – 9.8%
3,400	Bradespar SA	87,961
3,000	Gerdau SA	36,041
2,400	Vale SA ADR	71,520

		195,522

TOTAL PREFERRED STOCKS
(Cost $665,234)		$663,833

Exchange Traded Fund – 4.7%
1,200	iShares MSCI Brazil Index Fund
(Cost $93,048)		$93,264

TOTAL INVESTMENTS – 98.3%
(Cost $1,967,655)		$1,963,842

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		33,184

NET ASSETS – 100.0%		$1,997,026

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
ADR	—	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.          9

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments
April 30, 2011 (Unaudited)

Shares	Description	Value

Common Stocks – 96.0%
Auto Components – 1.5%
20,000	Minth Group Ltd.	$30,783

Chemicals – 2.1%
52,000	China Bluechemical Ltd. Class H	42,374

Commercial Banks – 21.8%
215,000	Bank of China Ltd. Class H	118,999
74,000	China Construction Bank Corp. Class H	70,072
92,000	China Minsheng Banking Corp. Ltd. Class H	88,363
187,000	Industrial and Commercial Bank of China Ltd. Class H	158,616

		436,050

Communications Equipment – 4.0%
52,000	O-Net Communications Group Ltd.*	29,453
13,800	ZTE Corp. Class H	49,820

		79,273

Construction Materials – 2.0%
40,000	China Resources Cement Holdings Ltd.	40,802

Diversified Telecommunication Services – 2.9%
100,000	China Telecom Corp. Ltd. Class H	58,185

Electronic Equipment, Instruments & Components – 5.0%
60,000	China ITS Holdings Co. Ltd.*	29,564
25,000	Digital China Holdings Ltd.	48,716
1,833	Hollysys Automation Technologies Ltd.*	22,014

		100,294

Food Products – 6.3%
18,000	China Mengniu Dairy Co. Ltd.	55,361
19,000	China Yurun Food Group Ltd.	69,810

		125,171

Insurance – 7.5%
14,000	China Life Insurance Co. Ltd.	50,042
23,000	China Pacific Insurance (Group) Co. Ltd. Class H	99,559

		149,601

Machinery – 4.7%
51,000	China Automation Group Ltd.	44,720
33,000	Haitian International Holdings Ltd.	48,931

		93,651

Metals & Mining – 3.5%
66,000	Fushan International Energy Group Ltd.	46,327
7,000	Jiangxi Copper Co. Ltd. Class H	23,849

		70,176

Multiline Retail – 1.4%
11,000	Golden Eagle Retail Group Ltd.	28,906

Oil, Gas & Consumable Fuels – 19.0%
10,000	China Shenhua Energy Co., Ltd. Class H	46,707
61,000	CNOOC Ltd.	151,620
82,000	PetroChina Co. Ltd. Class H	119,031
16,000	Yanzhou Coal Mining Co. Ltd. Class H	62,936

		380,294

Pharmaceuticals – 1.2%
22,000	Guangzhou Pharmaceutical Co. Ltd. Class H	24,877

Real Estate Management & Development – 4.9%
28,000	China Resources Land Ltd.	48,399
69,500	KWG Property Holding Ltd.	50,314

		98,713

Specialty Retail – 4.3%
44,000	Belle International Holdings Ltd.	86,119

Wireless Telecommunication Services – 3.9%
8,500	China Mobile Ltd.	78,187

TOTAL INVESTMENTS – 96.0%
(Cost $1,919,763)		$1,923,456

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.0%		80,782

NET ASSETS – 100.0%		$2,004,238

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

10          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Statements of Assets and Liabilities
April 30, 2011 (Unaudited)

	Brazil Equity	China Equity
	Fund	Fund
Assets:

Investments in securities, at value (identified cost $1,967,655 and $1,919,763, respectively)	$1,963,842	$1,923,456
Cash	—	2,000,000
Receivables:
Fund shares sold	2,001,005	1,004
Deferred offering costs	154,155	154,155
Reimbursement from investment adviser	9,123	9,124

Total assets	4,128,125	4,087,739

Liabilities:

Payables:
Investment securities purchased, at value	1,967,655	1,920,057
Amounts owed to affiliates	126	126
Accrued expenses and other liabilities	163,318	163,318

Total liabilities	2,131,099	2,083,501

Net Assets:

Paid-in capital	2,001,005	2,001,004
Accumulated undistributed net investment loss	(166)	(166)
Net unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(3,813)	3,400

NET ASSETS	$1,997,026	$2,004,238

Net Assets:
Class A	$9,980	$10,016
Class C	9,980	10,016
Institutional	1,967,086	1,974,190
Class IR	9,980	10,016

Total Net Assets	$1,997,026	$2,004,238

Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	1,000	1,000
Class C	1,000	1,000
Institutional	197,101	197,100
Class IR	1,000	1,000

Net asset value, offering and redemption price per share:(a)
Class A	$9.98	$10.02
Class C	9.98	10.02
Institutional	9.98	10.02
Class IR	9.98	10.02

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Brazil Equity and China Equity Funds is $10.56 and $10.60, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.          11

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Statements of Operations
For the Period Ended April 30, 2011 (Unaudited)(a)

	Brazil Equity	China Equity
	Fund	Fund

Investment income:

Dividends	$—	$—

Expenses:

Custody and accounting fees	1,065	1,065
Amortization of offering costs	845	845
Professional fees	626	626
Registration fees	324	324
Printing and mailing costs	6,000	6,000
Management fees	121	121
Trustee fees	86	86
Transfer Agent fees(b)	5	5
Distribution and Service fees(b)	1	1
Other	216	216

Total expenses	9,289	9,289

Less — expense reimbursements	(9,123)	(9,123)

Net expenses	166	166

NET INVESTMENT LOSS	(166)	(166)

Unrealized gain (loss) on investment and foreign currency related transactions:

Net unrealized gain (loss) on:
Investments	(3,813)	3,693
Translation of assets and liabilities denominated in foreign currencies	—	(293)

Net unrealized gain (loss) on investment and foreign currency related transactions	(3,813)	3,400

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,979)	$3,234

(a)	Commenced operations on April 29, 2011.
(b)	Class specific Distribution and Service, and Transfer Agent fees were as follows:
(c)	Amount is less than $1.

	Distribution and Service Fees			Transfer Agent Fees
Fund	Class A(c)	Class C	Class IR(c)	Class A(c)	Class C(c)	Institutional	Class IR(c)
Brazil Equity	$—	$1	$—	$—	$—	$5	$—
China Equity	—	1	—	—	—	5	—

12          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Statements of Changes in Net Assets

	Brazil Equity Fund	China Equity Fund
	For the	For the
	Period Ended	Period Ended
	April 30, 2011	April 30, 2011
	(Unaudited)(a)	(Unaudited)(a)

From operations:

Net investment loss	$(166)	$(166)
Net unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(3,813)	3,400

Net increase (decrease) in net assets resulting from operations	(3,979)	3,234

From share transactions:

Proceeds from sales of shares	2,001,005	2,001,004

Net increase in net assets resulting from share transactions	2,001,005	2,001,004

TOTAL INCREASE	1,997,026	2,004,238

Net assets:

Beginning of period	—	—

End of period	$1,997,026	$2,004,238

Accumulated undistributed net investment loss	$(166)	$(166)

(a)	Commenced operations on April 29, 2011.

The accompanying notes are an integral part of these financial statements.          13

GOLDMAN SACHS BRAZIL EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income (loss) from
		investment operations
	Net asset
	value,	Net	Net realized	Total from
	beginning	investment	and unrealized	investment
Year - Share Class	of period	income(a)(b)	loss	operations

FOR THE PERIOD ENDED APRIL 30, (UNAUDITED)
2011 - A (Commenced April 29, 2011)	$10.00	$—	$(0.02)	$(0.02)
2011 - C (Commenced April 29, 2011)	10.00	—	(0.02)	(0.02)
2011 - Institutional (Commenced April 29, 2011)	10.00	—	(0.02)	(0.02)
2011 - IR (Commenced April 29, 2011)	10.00	—	(0.02)	(0.02)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.

14          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BRAZIL EQUITY FUND

					Ratio of
		Net assets,	Ratio of	Ratio of	net investment
Net asset		end of	net expenses	total expenses	loss	Portfolio
value, end	Total	period	to average	to average	to average	turnover
of period	return(c)	(in 000s)	net assets(d)	net assets(d)	net assets(d)	rate

$9.98	—%	$10	1.90%	27.07%	(1.90)%	—%
9.98	—	10	2.65	27.80	(2.65)	—
9.98	—	1,967	1.50	26.68	(1.50)	—
9.98	—	10	1.65	26.84	(1.65)	—

The accompanying notes are an integral part of these financial statements.          15

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income (loss) from
		investment operations
	Net asset
	value,	Net	Net realized	Total from
	beginning	investment	and unrealized	investment
Year - Share Class	of period	income(a)(b)	gain	operations

FOR THE PERIOD ENDED APRIL 30, (UNAUDITED)
2011 - A (Commenced April 29, 2011)	$10.00	$—	$0.02	$0.02
2011 - C (Commenced April 29, 2011)	10.00	—	0.02	0.02
2011 - Institutional (Commenced April 29, 2011)	10.00	—	0.02	0.02
2011 - IR (Commenced April 29, 2011)	10.00	—	0.02	0.02

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.

16          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

					Ratio of
		Net assets,	Ratio of	Ratio of	net investment
Net asset		end of	net expenses	total expenses	loss	Portfolio
value, end	Total	period	to average	to average	to average	turnover
of period	return(c)	(in 000s)	net assets(d)	net assets(d)	net assets(d)	rate

$10.02	—%	$10	1.90%	27.07%	(1.90)%	—%
10.02	—	10	2.65	27.80	(2.65)	—
10.02	—	1,974	1.50	26.68	(1.50)	—
10.02	—	10	1.65	26.84	(1.65)	—

The accompanying notes are an integral part of these financial statements.          17

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Notes to Financial Statements
April 30, 2011 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/
Fund	Share Classes Offered	Non-diversified

Brazil Equity and China Equity (Commenced operations on April 29, 2011)	A, C, Institutional and IR	Non-diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge of 1%, which is imposed on redemptions made within 12 months of purchase. Institutional and Class IR Shares are not subject to a sales charge.
Goldman Sachs Asset Management International (“GSAMI”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAMI by taking into consideration market or security specific information as discussed below.
Investments in equity securities and investment companies traded on a U.S. securities exchange, the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources under valuation

GOLDMAN SACHS SINGLE COUNTRY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security and Fund Share Transactions, and Investment Income — Security and Fund share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Investment income and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Fund based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Funds, which may not specifically relate to the Funds, may be shared with other registered investment companies having management agreements with GSAMI or its affiliates, as appropriate. These expenses are allocated to the Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses and are accrued daily. Non-class specific expenses are allocated daily to each share class of the respective Fund based upon the relative proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agent fees.

D. Offering Costs — Offering costs paid in connection with the offering of shares of the Funds are amortized on a straight-line basis over 12 months from the date of commencement of operations.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Notes to Financial Statements (continued)
April 30, 2011 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.
Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAMI’s assumptions in determining fair value measurement).

GOLDMAN SACHS SINGLE COUNTRY FUNDS

3. FAIR VALUE OF INVESTMENTS (continued)

The following is a summary of the Funds’ investments categorized in the fair value hierarchy as of April 30, 2011:

BRAZIL EQUITY
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$1,300,009	$663,833	$—

CHINA EQUITY
Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$22,014	$1,901,442	(a)	$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAMI manages the Funds, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAMI is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
For the period ended April 30, 2011, contractual management fees with GSAMI were at the following rates:

	Contractual Management Rate
	First	Next	Next	Next	Over	Effective
Fund	$1 billion	$1 billion	$3 billion	$3 billion	$8 billion	Rate

Brazil Equity	1.10%	0.99%	0.94%	0.92%	0.90%	1.10%

China Equity	1.10	0.99	0.94	0.92	0.90	1.10

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Notes to Financial Statements (continued)
April 30, 2011 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution and Service Plans — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee, accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on a Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class C

Distribution Plan	0.25%	0.75%

Service Plan	—	0.25

*	With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge and Class C contingent deferred sales charges. For the period ended April 30, 2011, Goldman Sachs advised that it did not collect any front end sales charges or contingent deferred sales charges for either the Brazil Equity or China Equity Funds.

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class C, and Class IR Shares and 0.04% of the average daily net assets for Institutional Shares.

E. Other Expense Agreements and Affiliated Transactions — GSAMI has agreed to limit certain “Other Expense” of the Funds (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAMI for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets of each Fund are 0.364%. These Other Expense reimbursements will remain in place through at least April 29, 2012, and prior to such date GSAMI may not terminate the arrangements without the approval of the trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses.
For the period ended April 30, 2011, the Expense reimbursements (in thousands) were $9 for each of the Brazil Equity and China Equity Funds.
As of April 30, 2011, the amounts owed to affiliates of the Brazil Equity and China Equity Funds rounded to less than $500.

F. Other Transactions with Affiliates — As of April 30, 2011, the Goldman Sachs Group, Inc. was the beneficial owner of 100% of the outstanding Class A, Class C, and Class IR Shares and approximately 99% of the outstanding Institutional Shares of the Brazil Equity and China Equity Funds.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended April 30, 2011, were as follows:

		Sales and
Fund	Purchases	Maturities

Brazil Equity	$1,967,655	$—

China Equity	1,919,763	—

6. TAX INFORMATION

As of April 30, 2011, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Brazil	China
	Equity	Equity

Tax Cost	$1,967,655	$1,919,763

Gross unrealized gain	216	4,396
Gross unrealized loss	(4,029)	(703)

Net unrealized security gain (loss)	$(3,813)	$3,693

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences related to the tax treatment of passive foreign investment company investments.

7. OTHER RISKS

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Geographic Risk — The Brazil Equity and China Equity Funds invest primarily in equity investments in Brazilian issuers and Chinese issuers, respectively. Concentration of the investments of these Funds in issuers located in these particular countries or regions will subject the Funds, to a greater extent than if investments were less concentrated, to the risks of adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in a given country or region.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Notes to Financial Statements (continued)
April 30, 2011 (Unaudited)

7. OTHER RISKS (continued)

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Funds are non-diversified and are permitted to invest more of their assets in fewer issuers than a “diversified” mutual fund. Thus, the Funds may be subject to greater risks than a fund that invests in a great number of issuers.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAMI believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAMI has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Brazil Equity Fund		China Equity Fund

	For the Period Ended		For the Period Ended
	April 30, 2011		April 30, 2011
	(Unaudited)(a)		(Unaudited)(a)

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,000	$10,000	1,000	$10,000

Class C Shares
Shares sold	1,000	10,000	1,000	10,000

Institutional Shares
Shares sold	197,101	1,971,005	197,100	1,971,004

Class IR Shares
Shares sold	1,000	10,000	1,000	10,000

NET INCREASE	200,101	$2,001,005	200,100	$2,001,004

(a)	Commenced operations on April 29, 2011.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Fund Expenses — Period Ended April 30, 2011 (Unaudited)

As a shareholder of Class A, Class C, Institutional, or Class IR Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class C); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, or Class IR Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 29, 2011 through April 30, 2011.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Brazil Equity Fund(a)				China Equity Fund(a)
				Expenses				Expenses
				Paid for the				Paid for the
	Beginning	Ending		Period	Beginning	Ending		Period
	Account Value	Account Value		Ended	Account Value	Account Value		Ended
Share Class	4/29/11	4/30/11		4/30/11*	4/29/11	4/30/11		4/30/11*
Class A
Actual	$1,000.00	$1,000.00		$0.10	$1,000.00	$1,000.00		$0.10
Hypothetical 5% return	1,000.00	1,000.17	+	0.10	1,000.00	1,000.17	+	0.10

Class C
Actual	1,000.00	1,000.00		0.15	1,000.00	1,000.00		0.15
Hypothetical 5% return	1,000.00	1,000.13	+	0.15	1,000.00	1,000.13	+	0.15

Institutional
Actual	1,000.00	1,000.00		0.08	1,000.00	1,000.00		0.08
Hypothetical 5% return	1,000.00	1,000.19	+	0.08	1,000.00	1,000.19	+	0.08

Class IR
Actual	1,000.00	1,000.00		0.09	1,000.00	1,000.00		0.09
Hypothetical 5% return	1,000.00	1,000.18	+	0.09	1,000.00	1,000.18	+	0.09

(a)	Commenced operations on April 29, 2011.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period ended April 30, 2011. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Class IR

Brazil Equity	1.90%	2.65%	1.50%	1.65%
China Equity	1.90	2.65	1.50	1.65

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background
The Goldman Sachs Brazil Equity Fund and the Goldman Sachs China Equity Fund (the “Funds”) are newly-organized investment portfolios of Goldman Sachs Trust (the “Trust”) that commenced investment operations on April 29, 2011. At a meeting held on February 10, 2011 (the “Meeting”) in connection with the Funds’ organization, the Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Funds’ investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management International (the “Investment Adviser”) for a term lasting until June 30, 2011.
At the Meeting the Trustees reviewed the Management Agreement, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Funds; a comparison of the Funds’ proposed fees and anticipated expenses with those paid by other similar mutual funds managed by other investment advisers and certain similar funds managed by the Investment Adviser; the Investment Adviser’s proposal to reduce or limit certain expenses of the Funds that exceed a specified level; and other potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Funds.
In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at a prior Board meeting, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent and Quality of the Services Provided Under the Management Agreement and the Investment Adviser’s Performance
As part of their review, the Trustees considered the nature, extent and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and the non-advisory services that would be provided to the Funds by the Investment Adviser and its affiliates. The Trustees also considered information about the Funds’ structure, investment objectives, strategies and other characteristics. The Trustees also considered the experience and capabilities of the Funds’ proposed portfolio management teams and the fact that the Funds would be managed by established portfolio management teams in the respective regions. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Funds. In this regard, the Trustees noted that the Investment Adviser was currently managing portfolios with investment objectives and strategies similar to those of the Funds, and the Trustees reviewed composite investment performance information for those similarly-managed portfolios. The Trustees concluded that the Investment Adviser’s management of each Fund likely would benefit the Fund and its shareholders.

Costs of Services to be Provided and Profitability
The Trustees also considered the contractual fee rates payable by the Funds under the Management Agreement. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.
In particular, the Trustees reviewed information on the proposed fees and the Funds’ projected total operating expense ratios, and those were compared to similar information for comparable mutual funds advised by other, unaffiliated investment management firms. The comparisons of the Funds’ fee rates and total operating expense ratios were prepared by a third-party provider of mutual fund data (the “Outside Data Provider”). The analysis provided a comparison of each Fund’s proposed management fee and projected total expenses to those of a peer group and a category median. The Trustees also received comparative fee and expense information for non-U.S. funds managed by the Investment Adviser with investment objectives and strategies similar to those of the Funds. The Trustees believed that this information was useful in evaluating the reasonableness of the management fees and total expenses expected to be paid by the Funds.
The Trustees considered the Investment Adviser’s undertakings to limit the Funds’ “other expenses” ratios (excluding certain expenses) to specified levels. In addition, the Trustees recognized that the Funds did not yet have profitability data to evaluate, but considered the Investment Adviser’s representations that (i) such data would be provided after the Funds commenced operations, and (ii) the Funds were not expected to be profitable to the Investment Adviser and its affiliates initially.
The Trustees noted the competitive nature of the fund marketplace, and that many of the Funds’ shareholders would be investing in the Funds in part because of the Funds’ relationship with the Investment Adviser. They also noted that shareholders would be able to redeem their Fund shares if they believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

GOLDMAN SACHS SINGLE COUNTRY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale
The Trustees considered the proposed breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of each Fund:

Average Daily Net Assets	Management Fee Annual Rate

First $1 billion	1.10%
Next $1 billion	0.99
Next $3 billion	0.94
Next $3 billion	0.92
Over $8 billion	0.90

The Trustees considered the Funds’ projected asset levels and information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group, as well as the Investment Adviser’s undertakings to limit certain other expenses to certain amounts. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates
The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationship with the Funds, including: (a) transfer agency fees received by Goldman, Sachs & Co. (“Goldman Sachs”), an affiliate of the Investment Adviser; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (i) the possibility that the working relationship between the Investment Adviser and the Funds’ third party service providers may cause those service providers to be open to doing business with other areas of Goldman Sachs.

Conclusion
In connection with their approval of the Management Agreement for the Funds at the Meeting, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee that would be payable by each Fund was reasonable in light of the services to be provided to it by the Investment Adviser, its anticipated costs and each Fund’s reasonably anticipated asset levels, and that the Management Agreement should be approved until June 30, 2011.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Divisionof Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $714.6 billion in assets under management as of March 31, 2011 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2]Financial Square Fundssm
■ Financial Square Tax-Exempt Funds
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime Obligations Fund
■ Financial Square Treasury Instruments Fund
■ Financial Square Treasury Obligations Fund

Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
■ Strategic Income Fund
Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund
Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund
■ High Yield Fund
■ High Yield Floating Rate Fund

■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund
Corporate Credit
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ Flexible Cap Growth Fund[3]
■ Concentrated Growth Fund
■ Technology Tollkeeper Fundsm
■ Growth Opportunities Fund
■ U.S. Equity Fund

Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ U.S. Equity Dividend and Premium Fund
■ International Equity Dividend and Premium Fund

■ Structured International Small Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets Equity Fund

Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)
■ N-11 Equity Fund
■ Brazil Equity Fund
■ China Equity Fund
■ Korea Equity Fund

Select Satellite[4]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund

Total Portfolio Solutions[4]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates.

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2009 year-end assets. Ranked 9th in total assets worldwide. Pensions&Investments, June 2010.
[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[3]	Effective March 31, 2011, the Goldman Sachs All Cap Growth Fund was renamed the Goldman Sachs Flexible Cap Growth Fund.
[4]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.
The Goldman Sachs Technology Tollkeeper Fundsm and Financial Square Fundssm are registered service marks of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL Investment Adviser

Visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2011 Goldman Sachs. All rights reserved. 53461.MF.MED.TMPL/6/2011 SCFSAR11 / 1K

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 19, 2011

By:	/s/ George F. Travers

George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	June 19, 2011